Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Dilutive loss per ordinary share	$ (0.39)	$ (0.39)	$ (1.38)	$ (1.32)